Organization and Significant Accounting Policies - Disaggregation Of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 3,155,671	$ 3,785,063	$ 3,707,628
Sales Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,060,593	1,954,705	1,857,004
Marketing Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,095,078	1,830,358	1,850,624
Marketing Brand Centric Services [Member] | Marketing Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	429,200	474,928	424,373
Marketing Retail Centric Services [Member] | Marketing Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	665,878	1,355,430	1,426,251
Sales Brand Centric Services [Member] | Sales Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,204,240	1,209,480	1,177,989
Sales Brand Retail Services [Member] | Sales Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 856,353	$ 745,225	$ 679,015